Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure [Line Items]
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Income (Loss)(6)
2024	383,817	424,797	288,134	320,072	20.2	(950,911)
2023	703,567	820,892	280,700	356,514	16.9	8,319,212
2022	416,729	(4,033,021)	233,822	(1,847,967)	31.2	1,268,409

(1)Michael J. Koss (our Chairman of the Board and CEO) was the PEO for both years shown. The amounts reflect the total compensation reported for our PEO in the “Total” column of the Summary Compensation Table for each corresponding year.

(2)The amounts reported represent the compensation actually paid to the PEO, computed in accordance with Item 402(v) of Regulation S-K. In accordance with Item 402(v) of Regulation S-K, below are the adjustments made to the amount reported for our PEO in column (1) above for each year to arrive at compensation actually paid to our PEO during each year shown.

PEO Total Compensation Amount	$ 383,817	$ 703,567	$ 416,729
PEO Actually Paid Compensation Amount	424,797	820,892	(4,033,021)
Non-PEO NEO Average Total Compensation Amount	288,134	280,700	233,822
Non-PEO NEO Average Compensation Actually Paid Amount	320,072	356,514	(1,847,967)
Total Shareholder Return Amount	20.2	16.9	31.2
Net (loss) income	$ (950,911)	$ 8,319,212	$ 1,268,409
Named Executive Officers, Footnote	Michael J. Koss (our Chairman of the Board and CEO) was the PEO for both years shown. The amounts reflect the total compensation reported for our PEO in the “Total” column of the Summary Compensation Table for each corresponding year.
Additional 402(v) Disclosure	The amounts reported represent the compensation actually paid to the PEO, computed in accordance with Item 402(v) of Regulation S-K. In accordance with Item 402(v) of Regulation S-K, below are the adjustments made to the amount reported for our PEO in column (1) above for each year to arrive at compensation actually paid to our PEO during each year shown.
Adjustment To PEO Compensation, Footnote	This column represents the adjustment to equity awards granted in prior years to arrive at “compensation actually paid” to Mr. Koss for 2024 (“Subject Year”). The adjusted amount is determined by adding (or subtracting, as applicable) the following: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted to determine the adjusted amount are as follows:
Adjustment to Non-PEO NEO Compensation Footnote	This column represents the adjustment to equity awards granted in prior years to arrive at “compensation actually paid” to each NEO (excluding Mr. Koss) for that year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Koss) for that year. The adjustment is determined using the same methodology described above in Note 2(c). The amounts added or subtracted to determine the adjusted average amount are as follows:
Compensation Actually Paid vs. Total Shareholder Return	Header Footer Header
Compensation Actually Paid vs. Net Income	Header Footer
PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation, Amount
PEO [Member] | Year End Fair Value Of Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation, Amount
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards At Fiscal Year End Granted In Prior Years [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation, Amount	20,930
PEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation, Amount
PEO [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation, Amount	20,050
PEO [Member] | Fair Value At End Of Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation, Amount
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation, Amount
PEO [Member] | Adjusted Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation, Amount	40,980
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards At Fiscal Year End Granted In Prior Years [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation, Amount	13,081
Non-PEO NEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation, Amount	18,857
Non-PEO NEO [Member] | Fair Value At End Of Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Adjusted Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation, Amount	$ 31,938